CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Jan. 31, 2021
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, authorized	10,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, Outstanding	0	0
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	134,050,472
Common stock, issued	117,102,735	18,221,069
Common stock, outstanding	117,102,735	18,221,069
Rigetti Holdings Inc [Member]
Common stock par or stated value per share		$ 0.000001	$ 0.000001
Common stock, shares authorized		134,050,472	134,050,472
Common stock, issued		18,221,069	16,582,713
Common stock, outstanding		18,221,069	16,582,713
Redeemable Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, authorized	0	80,974,757
Preferred stock, shares issued	0	77,696,679
Preferred stock, Outstanding	0	77,696,679
Redeemable Convertible Preferred Stock [Member] | Rigetti Holdings Inc [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, authorized		80,974,757	80,974,757
Preferred stock, shares issued		77,696,679	77,696,679
Preferred stock, Outstanding		77,696,679	77,696,679